RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2021
[custom:RelatedPartyCost]		$ 25,583	$ 16,250	$ 93,422	$ 335,334
[custom:AccountsPayableRelatedPartyCurrentAndNoncurrent-0]						$ 20,986
Contractors [Member]
[custom:RelatedPartyCost]	$ 7,480